Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 780,153	$ 500,316	$ 96,619
Trade accounts receivable, net	356,771	11,541	17,879
Related party receivables	14,535	13,491	5,134
Other current assets	4,686	5,828	7,865
Total current assets	1,156,145	531,176	127,497
Property and equipment, net	651,754	855,125	677
Intangible assets, net	322,007	185,407	21,442
Goodwill	231,637	101,247	19,788
Right of use assets under operating lease	2,001	2,260	1,921
Long-term deposit and other non-current assets	483	514	824
Deferred tax assets	4,015	3,661	1,764
Restricted cash escrow	2,242	2,233	2,417
Micronet Ltd. equity method investment	527	735	1,481
Total long-term assets	1,214,666	1,151,182	50,314
Total assets	2,370,811	1,682,358	177,811
LIABILITIES TEMPORARY EQUITY AND EQUITY
Short-term loan	312	460	1,657
Trade accounts payable	204,304	11,092	14,416
Deposit held on behalf of clients	2,330	2,528	3,101
Related party payables	47,083	57,506	4
Current operating lease liability	1,165	1,215	1,298
Other current liabilities	306,238	192,594	4,914
Total current liabilities	561,432	265,395	25,390
Long-term loan	379	377
Long-term operating lease liability	691	905	691
Promissory note	205,369
Deferred tax liabilities	129,565	89,597	3,952
Accrued severance pay	48	50	56
Total long-term liabilities	336,052	90,929	4,699
Commitment and Contingencies (Note 10)
Temporary equity
Preferred stock Series B subject to redemption: $0.001 par value, 33,687.21 shares authorized and 0 shares issued and outstanding as of March 31, 2023 and December 31, 2022, respectively.	553,035	553,035
Stockholders’ Equity:
Preferred stock Series A: $0.001 par value, 2,604.28 shares authorized and 0 shares issued and outstanding as of March 31, 2023 and December 31, 2022, respectively	3	3
Common stock: $0.001 par value, 425,000,000 shares authorized, 163,727,382 and 157,599,882 shares issued and outstanding as of March 31, 2023 and December 31, 2022, respectively	164	158	122
Additional paid in capital	896,398	889,579	220,786
Accumulated other comprehensive income (loss)	(31,432)	4,367	(414)
Accumulated earnings (deficit)	53,277	(123,463)	(76,394)
TINGO GROUP, Inc. stockholders’ equity	918,410	770,644	144,100
Non-controlling interests	1,882	2,355	3,622
Total stockholders’ equity	920,292	772,999	147,722
Total liabilities, temporary equity and stockholders’ equity	$ 2,370,811	$ 1,682,358	$ 177,811